Interest expense (Tables)	12 Months Ended
Dec. 31, 2018
Interest Expense [Abstract]
Schedule of interest expense

Year ended December 31,	2018	2017
Interest on capital lease obligations	$2,984	$3,023
Interest on credit facilities	2,729	1,507
Interest on Convertible Debentures	2,200	1,760
Interest on promissory notes	202	—
Interest on mortgage	105	—
Amortization of deferred financing costs (notes 10(c) and note 14(e))	539	797
Interest on long term debt	$8,759	$7,087
Other interest income	(175)	(144)
	$8,584	$6,943
During the year ended December 31, 2018, $634 (December 31, 2017 - $nil) of interest was capitalized to property, plant and equipment in relation to a building construction in the year.